Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries net of tax	$ 40	$ (46)
Unrealized loss on marketable equity and debt securities net of tax	1
Realized gain on marketable equity and debt securities net of tax	0	0
Remeasurements of retirement benefit plans net of tax	(2)	(55)
Currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries net of tax	40	(46)
Available-for-sale financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Unrealized gains net of tax		1
Realized gain on marketable equity and debt securities net of tax	$ 0	$ 1